INCOME TAX	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAX
NOTE 9. INCOME TAX
The Company’s net deferred tax assets (liability) at December 31, 2021 is as follows:

December 31, 2021

Deferred tax assets (liability)
Net operating loss carryforward	$40,116
Startup/Organization Expenses	361,022

Total deferred tax assets (liability)	401,138
Valuation Allowance	(401,138)

Deferred tax assets (liability), net of allowance	$—

The income tax provision for the period from January 5, 2021 (inception) through December 31, 2021 consists of the following:

December 31, 2021

Federal
Current	$—
Deferred	(401,138)
State and Local
Current	—
Deferred	—
Change in valuation allowance	401,138

Income tax provision	$—

As of December 31, 2021, the Company had a total of $191,032 U.S. federal net operating loss carryovers available to offset future taxable income. The federal net operating loss can be carried forward indefinitely.
In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period from January 5, 2021 (inception) through December 31, 2021, the change in the valuation allowance was $401,138.
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2021 is as follows:

December 31, 2021

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of over-allotment liability	(0.5)%
Valuation allowance	(20.5)%

Income tax provision	0.0%

The Company’s effective tax rates for the periods presented differ from the expected (statutory) rates due to changes in fair value in warrants, and the recording of full valuation allowances on deferred tax assets.
The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns for the year ended December 31, 2021 remain open and subject to examination.